Annual Total Returns- Janus Henderson Growth and Income Fund (Class A C S I N R T Shares) [BarChart] - Class A C S I N R T Shares - Janus Henderson Growth and Income Fund - Class T	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.58%)	16.65%	32.25%	11.10%	1.38%	12.83%	24.78%	(2.07%)	26.85%	10.20%